Transactions with Related Parties (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Management fees - related party
Total Management fees	$ 6,266,270	$ 5,874,416	$ 4,094,744
Allseas Marine SA
Included in Commissions
(1(i)) Charter hire commissions	708,153	750,533	646,987
Netted against Gain from sale of assets
(1(ii)) Vessel sale & purchase commissions	745,000	0	0
Included in Vessel operating expenses
(1(v)) Superintendent fees	481,200	399,626	338,826
Included in Dry-docking expenses
(1(v)) Superintendent fees	123,840	109,248	0
Management fees - related party
(1(iii)) Management fees	4,628,813	4,104,271	3,428,548
(2) Financial accounting and reporting services	757,442	720,361	666,196
(3) Loretto agreement	880,015	1,049,784	0
Total Management fees	6,266,270	5,874,416	4,094,744
Included in General and administrative expenses
(4) Administrative fees	37,746	38,598	36,085
(7) Executive services agreement	$ 5,689,152	$ 7,582,634	$ 3,228,438